June 16, 2017

Supplement

SUPPLEMENT DATED JUNE 16, 2017 TO THE SUMMARY PROSPECTUS OF
Morgan Stanley California Tax-Free Daily Income Trust, dated May 1, 2017
(the "Fund")

The Board of Trustees of the Fund has approved an amendment to the principal investment strategies of the Fund. Accordingly, effective immediately, the Summary Prospectus is revised as follows:

The second sentence of the first paragraph of the section of the Summary Prospectus entitled "Principal Investment Strategies" is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DSCSUMPSPT